Templeton Institutional Funds
Statement of Investments, March 31, 2019 (unaudited)
Foreign Smaller Companies Series
		Industry	Shares/Warrants	Value
	Common Stocks and Other Equity Interests 93.0%
	Bahamas 2.1%
[a]	OneSpaWorld Holdings Ltd.	Hotels, Restaurants & Leisure	1,209,588	$ 16,522,972
[a,b]	OneSpaWorld Holdings Ltd., wts., 3/19/24	Hotels, Restaurants & Leisure	210,345	678,199
				17,201,171
	Belgium 2.5%
	Barco NV	Electronic Equipment, Instruments & Components	81,739	12,527,186
	Ontex Group NV	Personal Products	383,891	8,639,973
				21,167,159
	Bermuda 0.6%
	Axis Capital Holdings Ltd.	Insurance	97,230	5,326,259
	Brazil 2.8%
	Camil Alimentos SA	Food Products	5,294,900	9,203,821
	Grendene SA	Textiles, Apparel & Luxury Goods	2,667,300	5,705,309
	M. Dias Branco SA	Food Products	742,200	8,231,406
				23,140,536
	Canada 6.0%
[c]	Badger Daylighting Ltd.	Construction & Engineering	292,600	8,896,932
	Canaccord Genuity Group Inc.	Capital Markets	1,502,538	6,568,472
[a,c]	Canada Goose Holdings Inc.	Textiles, Apparel & Luxury Goods	104,110	5,001,707
	Canadian Western Bank	Banks	450,481	9,411,576
	Mullen Group Ltd.	Energy Equipment & Services	652,200	5,848,758
	The North West Co. Inc.	Food & Staples Retailing	251,000	5,413,062
	Russel Metals Inc.	Trading Companies & Distributors	191,700	3,376,526
	Shawcor Ltd.	Energy Equipment & Services	377,400	5,652,949
				50,169,982
	China 5.4%
	China ZhengTong Auto Services Holdings Ltd.	Specialty Retail	9,270,000	5,148,721
	Goodbaby International Holdings Ltd.	Household Durables	22,512,600	6,538,733
	Greatview Aseptic Packaging Co. Ltd.	Containers & Packaging	9,025,500	5,507,315
	Hollysys Automation Technologies Ltd.	Electronic Equipment, Instruments & Components	461,900	9,672,186
	Shanghai Haohai Biological Technology Co. Ltd., H	Biotechnology	825,200	5,256,084
	Xtep International Holdings Ltd.	Textiles, Apparel & Luxury Goods	17,924,800	12,810,034
				44,933,073
	Colombia 0.5%
[a]	Gran Tierra Energy Inc.	Oil, Gas & Consumable Fuels	1,978,200	4,501,630
	Denmark 1.7%
	Matas AS	Specialty Retail	366,847	3,626,855
[a]	Nilfisk Holding AS	Machinery	256,267	10,126,695
				13,753,550
	Finland 2.0%
	Huhtamaki OYJ	Containers & Packaging	375,665	14,000,871
[a]	Outotec OYJ	Machinery	540,929	2,376,646
				16,377,517
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  1

Templeton Institutional Funds
STATEMENT OF INVESTMENTS (UNAUDITED)
Foreign Smaller Companies Series  (continued)
		Industry	Shares/Warrants	Value
	Common Stocks and Other Equity Interests (continued)
	France 1.0%
	Maisons du Monde SA	Specialty Retail	198,833	$ 3,841,449
	Nexans SA	Electrical Equipment	143,926	4,284,006
				8,125,455
	Germany 7.3%
	Gerresheimer AG	Life Sciences Tools & Services	166,975	12,551,619
	Grand City Properties SA	Real Estate Management & Development	415,537	10,023,553
	Jenoptik AG	Electronic Equipment, Instruments & Components	304,446	11,340,230
	Rational AG	Machinery	19,206	11,851,495
	Stabilus SA	Machinery	126,006	6,079,015
[a]	zooplus AG	Internet & Direct Marketing Retail	78,239	8,918,473
				60,764,385
	Hong Kong 5.2%
	Johnson Electric Holdings Ltd.	Electrical Equipment	1,191,200	2,758,746
[c]	PAX Global Technology Ltd.	Electronic Equipment, Instruments & Components	12,547,000	5,818,009
	Techtronic Industries Co. Ltd.	Household Durables	2,520,500	16,937,226
	Value Partners Group Ltd.	Capital Markets	11,586,000	9,003,191
	VTech Holdings Ltd.	Communications Equipment	864,200	8,834,712
				43,351,884
	India 1.2%
	DCB Bank Ltd.	Banks	1,913,630	5,661,922
	Welspun India Ltd.	Textiles, Apparel & Luxury Goods	4,522,343	3,899,079
				9,561,001
	Indonesia 0.6%
[a]	PT XL Axiata Tbk	Wireless Telecommunication Services	24,330,700	4,613,265
	Italy 4.0%
	Interpump Group SpA	Machinery	415,635	13,560,635
	Technogym SpA	Leisure Products	1,273,289	15,671,376
[c]	Tod’s SpA	Textiles, Apparel & Luxury Goods	79,030	3,661,976
				32,893,987
	Japan 18.7%
	Anicom Holdings Inc.	Insurance	306,500	8,294,847
	Asahi Co. Ltd.	Specialty Retail	311,300	4,303,674
	Asics Corp.	Textiles, Apparel & Luxury Goods	752,900	10,089,397
	Bunka Shutter Co. Ltd.	Building Products	896,600	6,488,952
	Daibiru Corp.	Real Estate Management & Development	724,400	6,863,872
	Descente Ltd.	Textiles, Apparel & Luxury Goods	140,971	3,689,175
	Dowa Holdings Co. Ltd.	Metals & Mining	268,700	8,826,134
	Fuji Oil Holdings Inc.	Food Products	422,000	14,432,884
	Idec Corp.	Electrical Equipment	416,500	7,171,249
[c]	IDOM Inc.	Specialty Retail	1,524,700	4,430,388
	Kobayashi Pharmaceutical Co. Ltd.	Personal Products	110,100	9,279,737
	MEITEC Corp.	Professional Services	269,300	12,223,787
	Morita Holdings Corp.	Machinery	390,200	6,408,555
[c]	N Field Co. Ltd.	Health Care Providers & Services	530,100	3,606,871
	Nichiha Corp.	Building Products	59,200	1,629,382
	Nihon Parkerizing Co. Ltd.	Chemicals	477,700	5,957,509
	Square Enix Holdings Co. Ltd.	Entertainment	169,300	5,927,753
  |  2

Templeton Institutional Funds
STATEMENT OF INVESTMENTS (UNAUDITED)
Foreign Smaller Companies Series  (continued)
		Industry	Shares/Warrants	Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
	Tadano Ltd.	Machinery	629,200	$ 5,967,506
	TechnoPro Holdings Inc.	Professional Services	159,900	9,523,440
	Tsumura & Co.	Pharmaceuticals	470,100	14,275,021
	Zojirushi Corp.	Household Durables	524,900	5,447,232
				154,837,365
	Netherlands 4.9%
	Aalberts Industries NV	Machinery	114,938	3,975,673
	Accell Group NV	Leisure Products	216,135	6,001,693
	Arcadis NV	Construction & Engineering	541,665	8,435,168
	Intertrust NV	Professional Services	674,713	12,717,504
	PostNL NV	Air Freight & Logistics	3,795,556	9,704,949
				40,834,987
	Norway 0.3%
	XXL ASA	Specialty Retail	751,837	2,483,813
	Poland 0.8%
	CCC SA	Textiles, Apparel & Luxury Goods	119,649	6,707,862
	South Korea 1.8%
	BNK Financial Group Inc.	Banks	976,817	5,733,915
	DGB Financial Group Inc.	Banks	1,306,178	9,377,476
				15,111,391
	Spain 1.4%
	Construcciones y Auxiliar de Ferrocarriles SA	Machinery	247,521	11,899,710
	Sweden 5.1%
	Cloetta AB, B	Food Products	1,911,555	4,934,000
	Dometic Group AB	Auto Components	917,918	7,211,494
	Duni AB	Household Durables	289,954	3,130,862
	Granges AB	Metals & Mining	774,261	7,968,938
	Tethys Oil AB	Oil, Gas & Consumable Fuels	381,646	3,110,401
[d]	The Thule Group AB, Reg S	Leisure Products	696,010	15,719,397
				42,075,092
	Switzerland 3.8%
	Bucher Industries AG	Machinery	38,225	12,784,538
	Logitech International SA	Technology Hardware, Storage & Peripherals	181,200	7,128,408
[a]	Luxoft Holding Inc.	IT Services	135,500	7,955,205
	Tecan Group AG	Life Sciences Tools & Services	16,226	3,826,510
				31,694,661
	Taiwan 6.7%
	Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	3,655,037	8,493,199
	Giant Manufacturing Co. Ltd.	Leisure Products	1,933,482	13,785,521
	King Yuan Electronics Co. Ltd.	Semiconductors & Semiconductor Equipment	14,891,000	12,668,160
	Merida Industry Co. Ltd.	Leisure Products	1,369,000	7,631,190
	Tripod Technology Corp.	Electronic Equipment, Instruments & Components	4,047,000	13,050,185
				55,628,255
	United Kingdom 6.6%
	Bellway PLC	Household Durables	93,437	3,706,528
	Bovis Homes Group PLC	Household Durables	252,111	3,492,934
	Card Factory PLC	Specialty Retail	1,745,421	4,099,747
  |  3

Templeton Institutional Funds
STATEMENT OF INVESTMENTS (UNAUDITED)
Foreign Smaller Companies Series  (continued)
		Industry	Shares/Warrants	Value
	Common Stocks and Other Equity Interests (continued)
	United Kingdom (continued)
	De La Rue PLC	Commercial Services & Supplies	757,904	$ 3,806,271
	Greggs PLC	Hotels, Restaurants & Leisure	527,851	12,646,028
	Man Group PLC	Capital Markets	6,711,088	11,872,817
	Oxford Instruments PLC	Electronic Equipment, Instruments & Components	568,681	7,238,096
	SIG PLC	Trading Companies & Distributors	4,083,765	7,554,577
				54,416,998
	Total Common Stocks and Other Equity Interests (Cost $648,041,807)			771,570,988

	Preferred Stocks (Cost $3,147,004) 0.7%
	Brazil 0.7%
[e]	Alpargatas SA, 1.075%, pfd.	Textiles, Apparel & Luxury Goods	1,403,500	5,509,752
	Total Investments before Short Term Investments (Cost $651,188,811)			777,080,740
			Principal Amount
	Short Term Investments 6.2%
	U.S. Government and Agency Securities (Cost $32,397,980) 3.9%
	United States 3.9%
[f]	FHLB, 4/01/19		$32,400,000	32,400,000
			Shares

	Investments from Cash Collateral Received for Loaned Securities 2.3%
	Money Market Funds (Cost $18,851,994) 2.3%
	United States 2.3%
[g,h]	Institutional Fiduciary Trust Money Market Portfolio, 2.10%		18,851,994	18,851,994
	Total Investments (Cost $702,438,785) 99.9%			828,332,734
	Other Assets, less Liabilities 0.1%			988,077
	Net Assets 100.0%			$829,320,811
  |  4

Templeton Institutional Funds
STATEMENT OF INVESTMENTS (UNAUDITED)
Foreign Smaller Companies Series  (continued)
See Abbreviations on page 15.
[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
[c]A portion or all of the security is on loan at March 31, 2019.
[d]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At March 31, 2019, the value of this security was $15,719,397, representing 1.9% of net assets.
[e]Variable rate security. The rate shown represents the yield at period end.
[f]The security was issued on a discount basis with no stated coupon rate.
[g]See Note 4 regarding investments in affiliated management investment companies.
[h]The rate shown is the annualized seven-day effective yield at period end.
  |  5

Templeton Institutional Funds
Statement of Investments, March 31, 2019 (unaudited)
Global Equity Series
		Industry	Shares	Value
	Common Stocks 93.8%
	Canada 1.9%
	Husky Energy Inc.	Oil, Gas & Consumable Fuels	226,500	$ 2,246,519
	Wheaton Precious Metals Corp.	Metals & Mining	122,000	2,905,023
				5,151,542
	China 5.3%
[a]	Baidu Inc., ADR	Interactive Media & Services	22,860	3,768,471
	China Life Insurance Co. Ltd., H	Insurance	930,000	2,499,761
	China Mobile Ltd.	Wireless Telecommunication Services	362,000	3,689,196
	China Telecom Corp. Ltd., H	Diversified Telecommunication Services	7,412,000	4,116,755
				14,074,183
	Denmark 1.5%
	Vestas Wind Systems AS	Electrical Equipment	46,631	3,923,576
	France 10.2%
	AXA SA	Insurance	143,072	3,600,456
	BNP Paribas SA	Banks	97,232	4,648,301
	Cie Generale des Etablissements Michelin SCA	Auto Components	18,051	2,134,595
	Compagnie de Saint-Gobain	Building Products	67,254	2,437,971
	Sanofi	Pharmaceuticals	55,961	4,943,726
	Total SA	Oil, Gas & Consumable Fuels	83,920	4,662,508
	Veolia Environnement SA	Multi-Utilities	210,094	4,697,799
				27,125,356
	Germany 6.4%
	Bayer AG	Pharmaceuticals	50,089	3,236,968
	Deutsche Telekom AG	Diversified Telecommunication Services	162,739	2,701,345
	E.ON SE	Multi-Utilities	426,303	4,740,817
	Merck KGaA	Pharmaceuticals	25,730	2,934,409
	Siemens AG, ADR	Industrial Conglomerates	65,937	3,544,114
				17,157,653
	Hong Kong 1.5%
	CK Hutchison Holdings Ltd.	Industrial Conglomerates	374,040	3,928,636
	India 0.2%
	Housing Development Finance Corp. Ltd.	Thrifts & Mortgage Finance	21,285	605,539
	Ireland 2.4%
	Bank of Ireland Group PLC	Banks	396,345	2,361,247
	CRH PLC	Construction Materials	128,194	3,976,824
				6,338,071
	Israel 1.4%
[a]	Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	245,263	3,845,724
	Italy 2.8%
	Eni SpA	Oil, Gas & Consumable Fuels	253,705	4,484,287
	Tenaris SA	Energy Equipment & Services	207,866	2,918,689
				7,402,976
	Japan 8.6%
	IHI Corp.	Machinery	37,000	887,813
	Kirin Holdings Co. Ltd.	Beverages	71,800	1,712,146
	Mitsui Fudosan Co. Ltd.	Real Estate Management & Development	140,500	3,527,873
	Panasonic Corp.	Household Durables	276,600	2,381,733
	Seven & i Holdings Co. Ltd.	Food & Staples Retailing	103,800	3,911,644
	Sumitomo Mitsui Financial Group Inc.	Banks	112,100	3,920,945
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  6

Templeton Institutional Funds
STATEMENT OF INVESTMENTS (UNAUDITED)
Global Equity Series  (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Suntory Beverage & Food Ltd.	Beverages	59,100	$ 2,773,271
	Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	94,991	3,875,417
				22,990,842
	Luxembourg 0.5%
	SES SA, IDR	Media	94,986	1,477,587
	Netherlands 2.9%
	ING Groep NV	Banks	329,684	3,988,883
	NXP Semiconductors NV	Semiconductors & Semiconductor Equipment	41,000	3,623,990
				7,612,873
	Norway 1.2%
	Yara International ASA	Chemicals	75,205	3,078,440
	Singapore 1.3%
	Singapore Telecommunications Ltd.	Diversified Telecommunication Services	1,553,304	3,461,083
	South Korea 2.8%
	Hana Financial Group Inc.	Banks	60,590	1,938,045
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	144,272	5,660,634
				7,598,679
	Switzerland 4.7%
	Novartis AG	Pharmaceuticals	29,004	2,790,140
	Roche Holding AG	Pharmaceuticals	20,769	5,722,870
	UBS Group AG	Capital Markets	329,884	3,999,096
				12,512,106
	Taiwan 1.4%
	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Semiconductors & Semiconductor Equipment	90,240	3,696,230
	Thailand 0.7%
	Bangkok Bank PCL, NVDR	Banks	306,800	2,001,500
	United Kingdom 10.7%
	BAE Systems PLC	Aerospace & Defense	431,417	2,711,226
	BP PLC	Oil, Gas & Consumable Fuels	940,685	6,844,291
	HSBC Holdings PLC	Banks	279,200	2,272,738
	Kingfisher PLC	Specialty Retail	893,933	2,734,413
	Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	168,100	5,317,132
	Standard Chartered PLC	Banks	643,495	4,956,945
	Vodafone Group PLC	Wireless Telecommunication Services	2,032,805	3,702,235
				28,538,980
	United States 25.4%
	Allergan PLC	Pharmaceuticals	33,640	4,925,232
	Ally Financial Inc.	Consumer Finance	98,200	2,699,518
	Amgen Inc.	Biotechnology	13,500	2,564,730
	Apache Corp.	Oil, Gas & Consumable Fuels	64,450	2,233,837
	Capital One Financial Corp.	Consumer Finance	47,340	3,867,205
	Citigroup Inc.	Banks	86,720	5,395,718
	Comcast Corp., A	Media	106,340	4,251,473
[a]	CommScope Holding Co. Inc.	Communications Equipment	109,000	2,368,570
	Eastman Chemical Co.	Chemicals	17,570	1,333,212
	Exxon Mobil Corp.	Oil, Gas & Consumable Fuels	71,500	5,777,200
	Gilead Sciences Inc.	Biotechnology	55,110	3,582,701
	Kellogg Co.	Food Products	46,800	2,685,384
	The Kroger Co.	Food & Staples Retailing	130,100	3,200,460
  |  7

Templeton Institutional Funds
STATEMENT OF INVESTMENTS (UNAUDITED)
Global Equity Series  (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
	LyondellBasell Industries NV, A	Chemicals	14,700	$ 1,235,976
	Oracle Corp.	Software	133,710	7,181,564
	Tapestry Inc.	Textiles, Apparel & Luxury Goods	59,900	1,946,151
	United Parcel Service Inc., B	Air Freight & Logistics	40,800	4,558,992
	Walgreens Boots Alliance Inc.	Food & Staples Retailing	51,700	3,271,059
	Wells Fargo & Co.	Banks	93,000	4,493,760
				67,572,742
	Total Common Stocks (Cost $240,282,075)			250,094,318
	Preferred Stocks (Cost $1,775,191) 0.3%
	Germany 0.3%
[b]	Draegerwerk AG & Co. KGaA, 1.088%, pfd.	Health Care Equipment & Supplies	14,500	687,497
	Total Investments before Short Term Investments (Cost $242,057,266)			250,781,815
			Principal Amount*
	Short Term Investments (Cost $10,000,000) 3.8%
	Time Deposits 3.8%
	Canada 3.8%
	Royal Bank of Canada, 2.40%, 4/01/19		$10,000,000	10,000,000
	Total Investments (Cost $252,057,266) 97.9%			260,781,815
	Other Assets, less Liabilities 2.1%			5,711,768
	Net Assets 100.0%			$266,493,583

See Abbreviations on page 15.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]Variable rate security. The rate shown represents the yield at period end.
  |  8

Templeton Institutional Funds
Statement of Investments, March 31, 2019 (unaudited)
International Equity Series
		Industry	Shares	Value
	Common Stocks 95.4%
	Canada 2.5%
	Husky Energy Inc.	Oil, Gas & Consumable Fuels	1,930,263	$ 19,145,134
	Wheaton Precious Metals Corp.	Metals & Mining	2,037,081	48,506,286
				67,651,420
	China 6.0%
[a]	Baidu Inc., ADR	Interactive Media & Services	235,688	38,853,167
	China Mobile Ltd.	Wireless Telecommunication Services	4,695,764	47,855,224
	China Telecom Corp. Ltd., H	Diversified Telecommunication Services	91,042,881	50,566,814
	Sinopharm Group Co. Ltd., H	Health Care Providers & Services	5,771,576	24,042,260
				161,317,465
	Denmark 2.8%
	A.P. Moeller-Maersk AS, B	Marine	23,088	29,285,388
	Vestas Wind Systems AS	Electrical Equipment	563,180	47,386,492
				76,671,880
	France 12.8%
	AXA SA	Insurance	1,600,112	40,267,361
	BNP Paribas SA	Banks	1,379,714	65,959,008
	Cie Generale des Etablissements Michelin SCA	Auto Components	265,239	31,365,449
	Compagnie de Saint-Gobain	Building Products	873,709	31,672,131
	Sanofi	Pharmaceuticals	758,658	67,021,626
	Total SA	Oil, Gas & Consumable Fuels	991,844	55,105,826
	Veolia Environnement SA	Multi-Utilities	2,463,038	55,074,672
				346,466,073
	Germany 10.7%
	Bayer AG	Pharmaceuticals	608,963	39,353,821
	Deutsche Telekom AG	Diversified Telecommunication Services	2,704,464	44,892,076
	E.ON SE	Multi-Utilities	4,957,691	55,133,334
	Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	309,047	24,930,267
	Infineon Technologies AG	Semiconductors & Semiconductor Equipment	1,270,592	25,210,688
	Lanxess AG	Chemicals	127,020	6,774,930
	Merck KGaA	Pharmaceuticals	383,694	43,758,850
	Siemens AG	Industrial Conglomerates	329,763	35,495,651
	Telefonica Deutschland Holding AG	Diversified Telecommunication Services	4,555,772	14,306,664
				289,856,281
	Hong Kong 2.5%
	CK Asset Holdings Ltd.	Real Estate Management & Development	3,081,894	27,403,512
	CK Hutchison Holdings Ltd.	Industrial Conglomerates	3,894,794	40,908,002
				68,311,514
	Ireland 3.7%
	Bank of Ireland Group PLC	Banks	6,724,006	40,058,633
	CRH PLC	Construction Materials	1,905,913	58,969,543
				99,028,176
	Israel 1.7%
[a]	Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	2,923,991	45,848,179
	Italy 3.7%
	Eni SpA	Oil, Gas & Consumable Fuels	3,679,109	65,028,990
	Tenaris SA	Energy Equipment & Services	1,138,501	15,985,925
	UniCredit SpA	Banks	1,462,057	18,745,976
				99,760,891
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  9

Templeton Institutional Funds
STATEMENT OF INVESTMENTS (UNAUDITED)
International Equity Series  (continued)
	Industry	Shares	Value
Common Stocks (continued)
Japan 13.1%
Astellas Pharma Inc.	Pharmaceuticals	3,149,400	$ 47,135,134
Ezaki Glico Co. Ltd.	Food Products	478,300	25,120,300
Kirin Holdings Co. Ltd.	Beverages	1,848,800	44,086,577
Mitsui Fudosan Co. Ltd.	Real Estate Management & Development	1,376,290	34,557,839
Panasonic Corp.	Household Durables	2,623,545	22,590,684
Ryohin Keikaku Co. Ltd.	Multiline Retail	29,594	7,488,298
Seven & i Holdings Co. Ltd.	Food & Staples Retailing	803,900	30,294,512
Sumitomo Metal Mining Co. Ltd.	Metals & Mining	450,100	13,281,839
Sumitomo Mitsui Financial Group Inc.	Banks	1,121,300	39,219,950
Sumitomo Rubber Industries Ltd.	Auto Components	1,192,954	14,296,286
Suntory Beverage & Food Ltd.	Beverages	617,579	28,979,929
Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	1,173,428	47,873,194
			354,924,542
Luxembourg 1.1%
SES SA, IDR	Media	1,968,138	30,616,034
Netherlands 4.7%
Akzo Nobel NV	Chemicals	286,753	25,412,863
ING Groep NV	Banks	4,356,415	52,708,740
NXP Semiconductors NV	Semiconductors & Semiconductor Equipment	425,096	37,574,235
SBM Offshore NV	Energy Equipment & Services	603,369	11,477,685
			127,173,523
Norway 1.2%
Yara International ASA	Chemicals	798,444	32,683,495
Singapore 1.3%
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	16,185,076	36,063,695
South Korea 5.5%
Hana Financial Group Inc.	Banks	1,124,388	35,964,923
KB Financial Group Inc.	Banks	1,118,153	41,120,487
Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	1,808,382	70,953,397
			148,038,807
Switzerland 5.5%
Novartis AG	Pharmaceuticals	432,681	41,623,247
Roche Holding AG	Pharmaceuticals	213,502	58,830,185
UBS Group AG	Capital Markets	4,067,564	49,309,996
			149,763,428
Taiwan 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	5,016,492	39,912,781
Thailand 1.1%
Bangkok Bank PCL, NVDR	Banks	4,624,531	30,169,490
United Kingdom 14.0%
BAE Systems PLC	Aerospace & Defense	1,859,104	11,683,476
BP PLC	Oil, Gas & Consumable Fuels	12,974,028	94,397,193
HSBC Holdings PLC	Banks	5,579,115	45,414,996
Johnson Matthey PLC	Chemicals	359,428	14,712,252
Kingfisher PLC	Specialty Retail	11,240,469	34,382,987
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	1,160,883	36,719,622
Royal Dutch Shell PLC, B, ADR	Oil, Gas & Consumable Fuels	507,689	32,466,712
Standard Chartered PLC	Banks	9,389,692	72,330,305
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Templeton Institutional Funds
STATEMENT OF INVESTMENTS (UNAUDITED)
International Equity Series  (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	United Kingdom (continued)
	Vodafone Group PLC	Wireless Telecommunication Services	20,906,529	$ 38,075,900
				380,183,443
	Total Common Stocks (Cost $2,161,684,967)			2,584,441,117

	Short Term Investments (Cost $32,145) 0.0%†
	Money Market Funds 0.0%†
	United States 0.0%†
[b,c]	Institutional Fiduciary Trust Money Market Portfolio, 2.10%		32,145	32,145
	Total Investments (Cost $2,161,717,112) 95.4%			2,584,473,262
	Other Assets, less Liabilities 4.6%			126,028,807
	Net Assets 100.0%			$2,710,502,069

See Abbreviations on page 15.
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]See Note 4 regarding investments in affiliated management investment companies.
[c]The rate shown is the annualized seven-day effective yield at period end.
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Templeton Institutional Funds
Notes to Statements of Investments (unaudited)
1.  ORGANIZATION
Templeton Institutional Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV. Investments in time deposits are valued at cost, which approximates fair value.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the
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Templeton Institutional Funds
Notes to Statements of Investments (unaudited)
potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. At March 31, 2019, a market event occurred resulting in a portion of the securities held by the Funds being valued using fair value procedures.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3.  CONCENTRATION OF RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
4.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended March 31, 2019, investments in affiliated management investment companies were as follows:
	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Investment Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Foreign Smaller Companies Series
Non-Controlled Affiliates
						Income from securities loaned
Institutional Fiduciary Trust Money Market Portfolio, 2.10%	19,099,595	22,249,178	(22,496,779)	18,851,994	$18,851,994	$109,434	$ —	$ —
Global Equity Series
Non-Controlled Affiliates
						Income from securities loaned
Institutional Fiduciary Trust Money Market Portfolio, 2.10%	—	2,346,648	(2,346,648)	—	$ —	$ 514	$ —	$ —
International Equity Series
Non-Controlled Affiliates
						Dividends
Institutional Fiduciary Trust Money Market Portfolio, 2.10%	29,986,483	162,800,193	(192,754,531)	32,145	$ 32,145	$ 29,945	$ —	$ —

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Templeton Institutional Funds
Notes to Statements of Investments (unaudited)
4.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES  (continued)
	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Investment Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
International Equity Series
Non-Controlled Affiliates
						Income from securities loaned
Institutional Fiduciary Trust Money Market Portfolio, 2.10%	—	49,560,000	(49,560,000)	—	$ —	$ 10,864	$ —	$ —
Total Affiliated Securities					$32,145	$40,809	$ —	$ —
5.  FAIR VALUE MEASUREMENTS
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2019, in valuing the Fund’s assets carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Foreign Smaller Companies Series
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Bahamas	$16,522,972	$—	$678,199	$17,201,171
Finland	—	16,377,517	—	16,377,517
All Other Equity Investments	743,502,052	—	—	743,502,052
Short Term Investments	18,851,994	32,400,000	—	51,251,994
Total Investments in Securities	$778,877,018	$48,777,517	$678,199	$828,332,734
Global Equity Series
Assets:
Investments in Securities:[a]
Equity Investments[b]	$250,781,815	$—	$—	$250,781,815
Short Term Investments	—	10,000,000	—	10,000,000
Total Investments in Securities	$250,781,815	$10,000,000	$ —	$260,781,815
International Equity Series
Assets:
Investments in Securities:[a]
Equity Investments	$2,584,441,117	$—	$—	$2,584,441,117
Short Term Investments	32,145	—	—	32,145
Total Investments in Securities	$2,584,473,262	$ —	$ —	$2,584,473,262

[a]For detailed categories, see the accompanying Statement of Investments.
[b]Includes common, preferred stocks as well as other equity interests.
6.  SUBSEQUENT EVENTS
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
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Templeton Institutional Funds
Notes to Statements of Investments (unaudited)
ABBREVIATIONS
Selected Portfolio
ADR	American Depositary Receipt
FHLB	Federal Home Loan Bank
IDR	International Depositary Receipt
NVDR	Non-Voting Depositary Receipt

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.
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